CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net Income	$ 2,102	$ 903
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	115	236
Provision for Loan and Lease Losses	697
Premium amortization on securities, net	254	485
ESOP compensation expense	50	44
Stock award and option expense	95
Earnings on bank-owned life insurance	(195)	(200)
Gains on sale of securities available-for-sale	(123)	(182)
(Gain) loss on sale of other real estate owned	(756)	49
Other real estate owned write-downs	86	14
Reversal of valuation allowance on deferred taxes	(1,790)	(287)
Changes in:
Accrued interest receivable and other assets	521	(436)
Accrued interest payable and other liabilities	(136)	692
Net cash provided (used) in operating activities	920	1,605
Securities available-for-sale
Purchases	(29,132)	(22,202)
Sales	11,296	8,580
Calls, maturities and principal payments	27,942	18,113
Loan origination and repayments, net	4,076	(174)
(Purchase) redemption of FHLB stock		(111)
Proceeds from sale of other real estate	1,959	530
Purchase of equipment, net	(118)	(51)
Net cash provided (used) in investing activities	16,023	4,685
Cash flows from financing activities
Net change in deposits	1,730	(7,202)
Maturities of FHLB advances	(5,000)	(5,000)
Purchase of treasury stock	(2,041)	(7)
Dividends paid	(959)
Net change in advance payments by borrowers for taxes and insurance	(56)	130
Net proceeds from stock offering		12,849
Purchase of shares by ESOP		(1,125)
Net cash provided (used) in financing activities	(6,326)	(355)
Net change in cash and cash equivalents	10,617	5,935
Cash and cash equivalents at beginning of year	22,281	16,346
Cash and cash equivalents at end of year	32,898	22,281
Cash paid (received) during the year for:
Interest	1,017	1,145
Income taxes	(70)	1
Supplemental noncash disclosures
Transfers from loans to real estate owned	437	139
Transfers of negative advance payment by borrowers for taxes and insurance balances to loans	169	21
Loans provided for sales of other real estate owned	25	22
Accrued dividends	$ 540